Issuance of Units (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			5 Months Ended	6 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 20, 2017	Mar. 17, 2017	Jun. 08, 2017	Jun. 30, 2017	Jun. 30, 2016	Nov. 18, 2016	Dec. 31, 2016
Class Of Stock [Line Items]
Proceeds from issuance of Common Limited partners units					$ 98,175	$ 0
Payments to acquire notes receivable from affiliiates					4,050	0
Net proceeds from issuance of general partner units					2,626	0
Equity compensation expense					933	0
Issuance of common units for transfer of Navios Europe I loans					28,862	$ 0
Compensation cost of non-vested restricted common units not yet recognized					$ 2,054
Compensation cost not yet recognized, Weighted average period for recognition					2 years 5 months 12 days
Net proceeds from issuance of general partner untis (see note 8), value					$ 2,626			$ 10
Noncontrolling Interest, Increase from Subsidiary Equity Issuance					17,323
Noncontrolling interest					$ 17,678			$ 0
Common Unitholders
Class Of Stock [Line Items]
Partners Capital account units sold in public offering		47,795,000			48,995,442			244,201
Unit price		$ 2.1
Proceeds from issuance of Common Limited partners units		$ 100,369
Proceeds from issuance of common units, net of offering costs		95,986
Offering costs		$ 4,383
Issuance of common units for transfer of Navios Europe I loans, number of units					13,076,923
Issuance of restricted units, Unit-based Compensation					2,040,000
Common Unitholders | Continuous Offering Program Sales Agreement
Class Of Stock [Line Items]
Maximum aggregate offering price							$ 25,000
Partners Capital account units sold in public offering					1,200,442
Proceeds from issuance of Common Limited partners units					$ 2,221
General Partner
Class Of Stock [Line Items]
Partners Capital account units sold in public offering		975,408
Net proceeds from issuance of general partner units	$ 63	$ 2,049	$ 468
Partners Capital account units sold in private placement	41,633		266,876
Net proceeds from issuance of general partner untis (see note 8), units					1,308,415			4,984
Net proceeds from issuance of general partner untis (see note 8), value					$ 2,626			$ 10
General Partner | Continuous Offering Program Sales Agreement
Class Of Stock [Line Items]
Net proceeds from issuance of general partner units					$ 46
Partners Capital account units sold in private placement					24,498
Restricted Common Units
Class Of Stock [Line Items]
Issuance of restricted units, Unit-based Compensation	2,040,000
Vesting period								3 years
Non vested restricted common units, Outstanding balance					2,040,000
Navios Holdings
Class Of Stock [Line Items]
Payments to acquire notes receivable from affiliiates			$ 4,050
Value of consideration given			$ 33,473
Navios Holdings | Common Unitholders
Class Of Stock [Line Items]
Issuance of common units for transfer of Navios Europe I loans, number of units			13,076,923
Issuance of common units for transfer of Navios Europe I loans			$ 28,862
Navios Containers | Private Placement
Class Of Stock [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent				$ 30,000
Sale of Stock, Percentage of Ownership after Transaction				59.70%
Navios Containers | Warrants
Class Of Stock [Line Items]
Sale of Stock, Percentage of Ownership after Transaction				6.80%
Warrants, Expected term				5 years
Navios Containers | Private Placement
Class Of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				10,057,645
Proceeds from issuance of private placement				$ 50,288
Sale of Stock, Price Per Share				$ 5
Navios Holdings
Class Of Stock [Line Items]
Ownership percentage of Navios Holdings					20.90%
Navios GP L.L.C. general partner interest in Navios Partners					2.00%
Navios Holdings | Navios Containers | Private Placement
Class Of Stock [Line Items]
Noncontrolling Interest, Increase from Subsidiary Equity Issuance				$ 5,000
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				9.90%
Navios Holdings | Navios Containers | Warrants
Class Of Stock [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				1.70%
Warrants, Expected term				5 years
Navios Term Loans I | Navios Europe I
Class Of Stock [Line Items]
Preferred distribution percentage					12.70%